Credit Risk and Major Customers (Details) - Schedule of accounts receivable concentration of credit risk		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		10.00%
Supplier F [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]		[1]	61.00%
Supplier G [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	[1]			45.00%
Supplier H [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		44.00%	[1]	18.00%			[1]
Supplier I [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		28.00%			[1]		[1]
Customer J [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]		[1]	13.00%
Customer A [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		19.00%	[1]	15.00%
Customer B [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]	12.00%
Customer C [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]	15.00%
Customer D [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		24.00%			[1]
Customer D [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		12.00%			[1]		[1]
Customer E [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		10.00%			[1]
Customer E [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		20.00%			[1]		[1]
Customer K [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	[1]			16.00%
Customer L [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	[1]	18.00%
Customer M [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		10.00%			[1]		[1]
Customer N [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		10.00%			[1]		[1]
Customer O [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		10.00%			[1]		[1]

[1]	Less than 10%